UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended: March 31 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           North Point Portfolio Managers Corporation
Address:        5910 Landerbrook Drive
                Suite 160
                Mayfield Heights, OH  44124

13F file number:   28-06059

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:
Name:   Diane M. Stack
Title:  Vice President/Treasurer
Phone:  440-720-1105
Signature, Place and Date of Signing:

   Diane M. Stack Mayfield Heights Ohio  May 03 2005

Report Type (Check only one.);
[x]        13F HOLDING REPORT.
[ ]        13F NOTICE.
[ ]        13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $173,908



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     4453 95510.00 SH       SOLE                 95510.00
ALCOA INC                      COM              013817101     3948 129925.00SH       SOLE                129925.00
AMERICAN INTL GROUP            COM              026874107     4371 78880.00 SH       SOLE                 78880.00
APACHE CORP                    COM              037411105     4501 73510.00 SH       SOLE                 73510.00
APPLIED MATERIALS INC.         COM              038222105     3100 190752.00SH       SOLE                190752.00
BB&T CORP.                     COM              054937107     4529 115889.00SH       SOLE                115889.00
BJ'S WHOLESALE CLUB INC.       COM              05548J106     5242 168780.00SH       SOLE                168780.00
BURLINGTON NO SANTA FE         COM              12189T104     5070 94005.00 SH       SOLE                 94005.00
CHEESECAKE FACTORY             COM              163072101     4710 132871.00SH       SOLE                132871.00
CINTAS CORP.                   COM              172908105     4264 103217.00SH       SOLE                103217.00
CISCO SYSTEMS                  COM              17275R102     3665 204842.00SH       SOLE                204842.00
DANAHER CORP                   COM              235851102     4697 87950.00 SH       SOLE                 87950.00
DOVER CORP.                    COM              260003108     4304 113886.00SH       SOLE                113886.00
EGL INC.                       COM              268484102     4701 206185.00SH       SOLE                206185.00
EXPEDITORS INTL                COM              302130109     4813 89876.00 SH       SOLE                 89876.00
EXXON MOBIL CORPORATION        COM              30231G102     7106 119232.00SH       SOLE                119232.00
GENERAL ELECTRIC               COM              369604103      614 17030.00 SH       SOLE                 17030.00
GOLDMAN SACHS GROUP INC        COM              38141G104     4539 41267.00 SH       SOLE                 41267.00
HARLEY-DAVIDSON, INC.          COM              412822108     4638 80290.00 SH       SOLE                 80290.00
HARMONIC INC.                  COM              413160102     3253 340240.00SH       SOLE                340240.00
HENRY (JACK) & ASSOC., INC.    COM              426281101     4360 242375.00SH       SOLE                242375.00
HEWLETT-PACKARD                COM              428236103     3771 171884.39SH       SOLE                171884.39
ILLINOIS TOOL WORKS            COM              452308109     4887 54580.00 SH       SOLE                 54580.00
INTEL                          COM              458140100     3634 156444.00SH       SOLE                156444.00
JOHNSON & JOHNSON              COM              478160104      268  3984.00 SH       SOLE                  3984.00
KEYCORP                        COM              493267108      464 14287.00 SH       SOLE                 14287.00
MICROSOFT                      COM              594918104     3510 145207.00SH       SOLE                145207.00
MOTOROLA                       COM              620076109     2627 175480.00SH       SOLE                175480.00
OMNICOM GROUP                  COM              681919106     4312 48715.00 SH       SOLE                 48715.00
PEPSICO                        COM              713448108     5357 101011.00SH       SOLE                101011.00
PFIZER                         COM              717081103     3964 150898.00SH       SOLE                150898.00
PROCTER & GAMBLE               COM              742718109     4714 88938.00 SH       SOLE                 88938.00
REEBOK INTERNATIONAL           COM              758110100     3758 84840.00 SH       SOLE                 84840.00
SCHERING-PLOUGH                COM              806605101     3055 168320.00SH       SOLE                168320.00
SCHWAB (CHARLES) CORP          COM              808513105     2972 282780.00SH       SOLE                282780.00
SOVEREIGN BANCORP              COM              845905108     5541 250065.00SH       SOLE                250065.00
SUNGARD DATA SYSTEMS           COM              867363103     5367 155570.00SH       SOLE                155570.00
SYMBOL TECHNOLOGIES            COM              871508107     3287 226865.00SH       SOLE                226865.00
TELETECH HOLDINGS INC          COM              879939106     5004 387310.00SH       SOLE                387310.00
TIDEWATER INC.                 COM              886423102     3720 95717.00 SH       SOLE                 95717.00
VALSPAR CORPORATION            COM              920355104     4231 90907.00 SH       SOLE                 90907.00
WALGREEN                       COM              931422109      224  5036.00 SH       SOLE                  5036.00
WATSON PHARMACEUTICALS         COM              942683103     4338 141176.00SH       SOLE                141176.00
WELLS FARGO COMPANY            COM              949746101     4026 67328.00 SH       SOLE                 67328.00